John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

August 9, 2013
Securities and Exchange Commission
Filing Desk 100 F Street, N.E.
Washington, D.C. 2054

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of The World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

     Enclosed herewith for filing on behalf of the Trust, please find Post-Effective Amendment No. 56 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 57 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (collectively, the “Amendment”).

     The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of adding two new series portfolios to the Trust – the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Successor Funds”). Please note that contemporaneously with this filing, DGHM Investment Trust (“DGHM”) is submitting a preliminary proxy statement for the DGHM All-Cap Value Fund and the DGHM V2000 SmallCap Value Fund (the “Predecessor Funds”), each a series of DGHM, pursuant to which the Predecessor Funds would be reorganized out of DGHM and into the Trust as the Successor Funds.

      If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively